United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-07309

                      (Investment Company Act File Number)


                   Federated Total Return Government Bond Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 2/28/06
                                     -------


                 Date of Reporting Period: Quarter ended 5/31/05
                              ---------------------







Item 1.           Schedule of Investments

Federated Total Return Government Bond Fund
Portfolio of Investments
May 31, 2005 (unaudited)

       Principal
       Amount or
        Shares                                                                                                    Value
                         U.S. Treasury--49.6% U.S. Treasury Bonds--20.4%
 $      325,000          12.000%, 8/15/2013                                                                $     406,757
       2,200,000    (1)  11.250%, 2/15/2015                                                                     3,467,068
       3,700,000         7.250%, 5/15/2016                                                                      4,712,875
       2,050,000         8.750%, 5/15/2017                                                                      2,929,266
       1,000,000         8.125%, 5/15/2021                                                                      1,435,470
       1,800,000         7.250%, 8/15/2022                                                                      2,426,058
       4,000,000         7.125%, 2/15/2023                                                                      5,348,120
       6,000,000         6.250%, 8/15/2023                                                                      7,395,960
       5,500,000    (1)  6.250%, 5/15/2030                                                                      7,037,415
      23,598,000    (1)  5.375%, 2/15/2031                                                                     27,333,091
                         Total                                                                                 62,492,080
                         U.S. Treasury Notes--29.2%
       4,600,000         7.000%, 7/15/2006                                                                      4,779,676
      15,100,000    (1)  6.500%, 10/15/2006                                                                    15,704,000
       5,500,000    (1)  3.500%, 11/15/2006                                                                     5,498,295
      18,000,000    (1)  3.000%, 12/31/2006                                                                    17,845,380
       2,000,000    (1)  6.250%, 2/15/2007                                                                      2,090,620
       2,000,000         6.625%, 5/15/2007                                                                      2,114,380
       8,300,000    (1)  3.375%, 2/15/2008                                                                      8,244,224
       1,000,000         5.500%, 2/15/2008                                                                      1,048,440
       6,500,000         4.750%, 11/15/2008                                                                     6,726,460
       2,800,000         5.500%, 5/15/2009                                                                      2,989,868
       2,000,000         6.000%, 8/15/2009                                                                      2,176,260
       8,109,000    (1)  4.875%, 2/15/2012                                                                      8,617,110
       3,600,000         4.750%, 5/15/2014                                                                      3,804,192
       8,096,640         1.625%, 1/15/2015                                                                      8,106,761
                         Total                                                                                 89,745,666
                         Total u.s. treasury (identified cost $144,693,031)                                    152,237,746
                         Government Agencies--21.6%
                         Federal Home Loan Bank System-8.5%
       7,000,000         7.250%, 2/15/2007                                                                      7,403,130
       5,000,000         3.500%, 5/15/2007                                                                      4,976,450
       3,000,000         6.730%, 6/22/2009                                                                      3,306,060
        900,000          6.500%, 11/13/2009                                                                      989,595
       1,300,000         7.375%, 2/12/2010                                                                      1,484,041
       4,450,000         7.625%, 5/14/2010                                                                      5,154,079
       2,500,000         6.875%, 8/13/2010                                                                      2,822,525
                         Total                                                                                 26,135,880
                         Federal Home Loan Mortgage Corp.--7.2%
       6,000,000         5.250%, 1/15/2006                                                                      6,063,240
      16,000,000         1.875%, 2/15/2006                                                                     15,813,920
        70,000           6.750%, 9/15/2029                                                                       90,551
                         Total                                                                                 21,967,711
                         Federal National Mortgage Association--5.3%
      16,300,000         3.125%, 7/15/2006                                                                     16,214,751
                         Federal Agricultural Mortgage Association--0.6%
       1,700,000         8.070%, 4/16/2007                                                                      1,831,614
                         Total Government Agencies (identified cost $64,099,288)                               66,149,956
                         Mortgage-Backed Securities--0.7%
                         Federal National Mortgage Association--0.0%
        50,391           7.500%, 6/1/2012                                                                        53,143
                         Government National Mortgage Association--0.7%
         2,895           7.500%, 10/15/2026                                                                       3,133
        983,650          7.000%, 8/15/2027                                                                      1,051,237
        158,549          7.500%, 10/15/2027                                                                      171,214
        96,321           8.000%, 10/15/2027                                                                      105,227
        667,606          6.500%, 10/15/2031                                                                      702,264
                         Total                                                                                  2,033,075
                         Total Mortgage-Backed Securities (identified cost $1,988,758)                          2,086,218
                         Collateralized Mortgage Obligations--0.0%
                         Federal National Mortgage Association REMIC--0.0%
        52,529           REMIC 1988-16 B, 9.500%, 6/25/2018                                                      57,975
        18,220           REMIC 1989-35 G, 9.500%, 7/25/2019                                                      20,370
                         Total collateralized mortgage obligations (identified cost $75,752)                     78,345
                         Mutual Fund--22.1%
       6,709,924    (2)  Federated Mortgage Core Portfolio (IDENTIFIED COST $67,427,737)                       68,038,630
                         Repurchase Agreements--37.5%
      16,625,000         Interest in $3,070,000,000 joint repurchase agreement with Barclays Capital,
                         Inc., 3.08%, dated 5/31/2005, to be repurchased at $16,626,422 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities
                         to 5/5/2008, collateral market value $3,131,400,678                                   16,625,000
      49,000,000         Interest in $1,290,000,000 joint repurchase agreement with BNP Paribas
                         Securities Corp., 3.08%, dated 5/31/2005, to be repurchased at $49,004,192 on
                         6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2035, collateral market value $1,321,559,572 (held as
                         collateral for securities lending)                                                    49,000,000
      49,683,000         Interest in $1,000,000,000 joint repurchase agreement with Goldman Sachs and
                         Co., 3.08%, dated 5/31/2005, to be repurchased at $49,687,251 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2035, collateral market value $1,029,693,799 (held as collateral for
                         securities lending)                                                                   49,683,000
                         Total repurchase agreements (at amortized cost)                                       115,308,000
                         Total Investments---131.5% (identified cost $393,592,566)(3)                          403,898,895
                         other assets and liabilities--net--(31.5)%                                             (96,711,021)
                         total net assets---100%                                                           $   307,187,874

1          Certain principal amounts are temporarily on loan to unaffiliated broker/dealers. As of May 31, 2005, securities subject to this type of arrangement and related collateral were as follows:
           Market Value of Securities Loaned                         Market Value of Collateral
           --------------------------------------------------------- -----------------------------------------------
           --------------------------------------------------------- -----------------------------------------------
           $95,837,203                                               $98,683,000
           --------------------------------------------------------- -----------------------------------------------
2          Affiliated company.
3          The cost of investments for federal tax purposes was $393,592,566.
           The net unrealized appreciation of investments for federal tax purposes was $10,306,329.This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,721,820 and net unrealized depreciation from investment for those securities having an excess of cost over value of $415,491.


Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005. Investment Valuation U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. Investments in other open-end regulated investment companies are valued at net asset value.
Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronym is used throughout this portfolio:
REMIC--Real Estate Mortgage Investment Conduit





Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Total Return Government Bond Fund

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer


Date              July 15, 2005


By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              July 15, 2005